Note 33 - Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
33.	Key management personnel compensation
Key management personnel, which are those roles that have a Group management aspect to them, are included in Note 9 to the consolidated financial statements.